OTHER BORROWINGS	12 Months Ended
Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
OTHER BORROWINGS
14.	OTHER BORROWINGS

Other borrowings include securities sold under agreements to repurchase with securities brokers (“repurchase agreements”). These borrowings generally mature within 1 to 90 days from the transaction date and require a collateral pledge. Securities sold under agreements to repurchase are stated at the amount of cash received in connection with the transaction. We monitor collateral levels on a continuous basis. We may be required to provide additional collateral based on the fair value of the underlying securities. Securities pledged as collateral under repurchase agreements are maintained with our safekeeping agents.

The following table presents information regarding other borrowings as of June 30:

OTHER SHORT-TERM BORROWINGS

	2016	2015
	(Dollars in Thousands)
Ending balance	$—	$—
Average balance during the year	2,748	1,378
Maximum month-end balance during the year	9,700	9,464
Average interest rate during the year	0.51%	0.36%
Weighted-average rate at year-end	—%	—%